PREMIER [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PREMIER | FEDFUND | Premier Shares
Prospectus [Line Items]
Annual Return [Percent]	4.20%	5.17%	5.01%	1.51%	0.03%	0.38%